RETIREMENT PLANS - 10-K	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
RETIREMENT PLANS	RETIREMENT PLANS
The Company has two 401(k) defined contribution plans for the benefit of all eligible union and non-union employees. Employees over the age of 21 may begin elective deferrals and become eligible for matching contributions after two months of service. Employer discretionary matching contributions may be up to 25% of the employee’s elective deferrals that do not exceed 4% of the employee’s compensation. Employees vest in matching contributions over five years in accordance with the vesting schedule set out in the plan documents.
In conjunction with the acquisition of Bay Bridge Capital Partners, LLC (see Note 15), the Company acquired another 401(k) defined contribution plan for the benefit of all eligible employees. Eligible employees may enter the plan immediately upon being hired.
Employees are eligible to receive discretionary matching contributions up to 25% of the employee’s elective deferrals that do not exceed $1,060 per participant after completing six months of service. Employees vest in matching contributions over five years in accordance with the vesting schedule set out in the plan document.
On July 19, 2019, the Company adopted a non-qualified deferred compensation plan. The deferred compensation plan allows certain employees to receive supplemental retirement income payments through the deferral of base salary and bonus compensation. Eligible employees may elect to defer receipt of no less than twenty thousand dollars of base salary and bonus compensation for any plan year. Additionally, the Company may elect to make a discretionary matching contribution on behalf of the participant. Participants become fully vested in discretionary matching contributions after five years of continued employment from the date of the applicable matching contribution. Payment of vested balances will occur at future dates, as defined by the plan documents. Deferred compensation plan balances are recorded in other long-term liabilities on the combined/consolidated balance sheets and amounted to $4,379 and $2,047 at December 31, 2023 and 2022, respectively.